Schedule of Segment Report Information (Detail) - BRL (R$) R$ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Information [Line Items]
Net operating revenue	R$ 16,694,936		R$ 17,961,943		R$ 23,789,654		R$ 25,996,423		R$ 27,353,765
Operating (expenses) income
Depreciation and amortization	(4,431,491)		(4,303,510)		(5,881,302)		(6,310,619)		(6,195,039)
Allowance for doubtful accounts	(938,548)		(519,224)		(784,403)		(729,752)		(726,944)
Other operating income, net	513,461		125,360		(1,043,922)		(1,237,085)		(2,294,320)
Reorganization items, net	32,379,577		(491,748)		(2,371,918)		(9,005,998)
Loss before financial and taxes	32,555,498		334,522		(2,766,590)		(9,059,320)		177,373
FINANCIAL INCOME (EXPENSES)
Income (loss) before taxes	28,919,068	[1]	(1,022,751)	[1]	(4,378,648)	[2]	(13,434,629)	[2]	(6,547,116)	[2]
Income (loss) from continuing operations	145,226		46,041		350,987		(2,245,113)		(3,379,928)
Loss from continuing operations	29,064,294		(976,710)		(4,027,661)		(15,679,742)		(9,927,044)
Operating Segments
Segment Information [Line Items]
Net operating revenue	16,542,745		17,775,281		23,556,940		25,163,552		26,441,091
Operating (expenses) income
Depreciation and amortization	(4,377,699)		(4,242,856)		(5,803,487)		(6,128,402)		(5,996,157)
Interconnection	(492,495)		(579,196)		(771,212)		(1,141,786)		(1,757,277)
Personnel	(1,844,006)		(1,920,329)		(2,749,038)		(2,750,323)		(2,618,139)
Third-party services	(4,339,344)		(4,666,193)		(6,149,189)		(6,243,623)		(6,154,900)
Network maintenance services	(836,850)		(937,944)		(1,235,760)		(1,501,701)		(1,860,646)
Handset and other costs	(113,851)		(151,787)		(214,102)		(252,265)		(226,826)
Advertising and publicity	(236,287)		(282,710)		(410,495)		(427,463)		(379,537)
Rentals and Insurance	(3,185,553)		(3,199,082)		(4,152,521)		(4,284,672)		(3,553,881)
Provisions/reversals	(54,935)		35,783		(143,517)		(1,056,436)		(1,836,380)
Allowance for doubtful accounts	(931,349)		(517,725)		(740,575)		(622,527)		(692,935)
Impairment losses							(225,512)		(501,465)
Taxes and other expenses	(192,819)		(306,718)		(277,372)		(399,123)		(961,957)
Other operating income, net	273,896		(175,342)		(1,234,477)		(132,211)
Reorganization items, net	32,379,577		(491,748)		(2,371,919)		(9,005,998)
Loss before financial and taxes	211,453		831,182		(2,696,724)		(9,008,490)		(99,009)
FINANCIAL INCOME (EXPENSES)
Financial income	1,154,063		1,012,667		1,331,699		944,611		4,493,042
Financial expenses	(4,835,728)		(1,769,668)		(2,075,430)		(4,539,997)		(11,420,837)
Income (loss) before taxes	28,909,365		(417,567)		(3,440,455)		(12,603,876)		(7,026,804)
Income (loss) from continuing operations	103,565		(64,960)		(1,498,216)		(87,379)		(3,202,817)
Loss from continuing operations	29,012,930		(482,527)		(4,938,671)		(12,691,255)		(10,229,621)
Operating Segments | Residential
Segment Information [Line Items]
Net operating revenue	6,398,969		6,901,969		9,170,835		9,376,266		9,779,218
Operating Segments | Personal mobility
Segment Information [Line Items]
Net operating revenue	5,421,545		5,757,257		7,644,515		7,848,610		8,430,890
Operating Segments | SMEs/Corporate
Segment Information [Line Items]
Net operating revenue	4,546,985		4,926,586		6,485,898		7,606,598		7,973,893
Operating Segments | Other services and businesses
Segment Information [Line Items]
Net operating revenue	R$ 175,246		R$ 189,469		R$ 255,692		R$ 332,078		R$ 257,090

[1]	At September 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: 09/30/2018 Brazil Foreign operations Total Profit (loss) before income taxes 39,522,275 (10,603,207) 28,919,068 Income tax benefit 99,926 45,300 145,226 Current tax (expense) 67,912 (7,043) 60,869 Deferred tax (expense) benefit 32,014 52,343 84,357 09/30/2017 Brazil Foreign operations Total Profit (loss) before income taxes (409,424) (613,327) (1,022,751) Income tax (expense) 52,775 (6,734) 46,041 Current tax (expense) (745,427) (9,712) (755,139) Deferred tax (expense) benefit 798,203 2,977 801,180
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)